Intangible Assets (Tables)	9 Months Ended
Mar. 31, 2023
Intangible Assets [Abstract]
Schedule of Intangible Assets
	Gamma Linolenic Acid (“GLA’) assets and licensing rights to Arachidonic Acid (“ARA”)	SPC® technology	Total Intangible Assets
As of June 30, 2022
Cost	3,000,000	1,598,930	4,598,930
Accumulated Amortization	-	-	-
Net book amount	$3,000,000	1,598,930	$4,598,930

Nine months ended March 31, 2023
Opening net book amount	3,000,000	1,598,930	4,598,930
Additions	100,064	46,114	146,178
Amortization	-	-	-
Closing net book amount	$3,100,064	1,645,044	$4,745,108

As of March 31, 2023
Cost	3,100,064	1,645,044	4,745,108
Accumulated Amortization			-
Net book amount	$3,100,064	1,645,044	$4,745,108